SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cumulative effects of adopting ASC 606 (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Mar. 01, 2019	Feb. 28, 2019
Assets
Prepaid expenses and other current assets	$ 17,420	$ 12,602	$ 9,182	$ 7,662
Other noncurrent assets	14,321	14,445	6,360	3,496
Liabilities and Member's Equity
Deferred revenue	73,986	142,027		73,017
Other noncurrent liabilities	62,830	38,544	18,949	18,888
Accumulated deficit	$ (286,861)	(218,502)	(117,132)	$ (121,455)
Difference between Revenue Guidance in Effect before and after Topic 606
Assets
Prepaid expenses and other current assets		3,678	1,520
Other noncurrent assets		8,160	2,864
Liabilities and Member's Equity
Deferred revenue		(646)
Other noncurrent liabilities		295	61
Accumulated deficit		$ 12,189	$ 4,323